Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Taxes [Abstract]
Schedule of loss before taxes

	Year ended December 31,
	2016	2015

Domestic	$579	$491
Foreign (Israel)	337	986

	$916	$1,477

Schedule of deferred tax assets

	December 31,
	2016	2015

Operating loss carryforward	$1,659	$1,500
Research and development expenses	695	748
Investment in Parent company	388	337

Deferred tax assets before valuation allowance	2,742	2,585

Valuation allowance	(2,742)	(2,585)

Net deferred tax asset	$-	$-